Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Convertible Preferred Stock Series D	Convertible Preferred Stock Series G	Common Stock	Common Stock Restricted Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings (Accumulated Deficit)	Prosper Funding LLC	Prosper Funding LLC Member’s Equity	Prosper Funding LLC Retained Earnings (Accumulated Deficit)
Balance at Dec. 31, 2014	$ (35,374)	$ 111,145			$ 102		$ (303)	$ 86,340		$ (121,513)	$ 46,291	$ 29,619	$ 16,672
Balance (in shares) at Dec. 31, 2014		153,499,785			72,243,500		(935,935)
Entity Information [Line Items]
Cumulative effect of adoption of fair value method for servicing rights	574									574
Issuance of convertible preferred stock			$ 164,793
Issuance of convertible preferred stock (in shares)			23,888,640
Exercise of vested stock options	779				$ 8			771
Exercise of vested stock options (in shares)					3,125,890
Exercise of nonvested stock options (in shares)					76,045
Repurchase of stock (in shares)						(1,493,775)	(4,241,300)
Repurchase of stock	(23,114)						$ (23,114)
Restricted stock vested	488				$ 17			471
Restricted stock units sold	1,630							1,630
Restricted stock units sold (in shares)					450,000
Exercise of warrants	125							125
Exercise of warrants (in shares)					207,065
Stock-based compensation expense	13,634							13,634
Change in net unrealized loss on available for sale investments, at fair value	(144)								$ (144)
Net Loss	(25,968)									(25,968)	25,335		25,335
Distributions to Parent											(35,500)	(29,370)	(6,130)
Transfer of Servicing Rights to Parent											(249)	(249)
Adjustment to Servicing Rights on Transition to Fair Value											428		428
Contributions by Parent											0
Balance at Dec. 31, 2015	(67,370)	$ 275,938			$ 127		$ (23,417)	102,971	(144)	(146,907)	36,305	0	36,305
Balance (in shares) at Dec. 31, 2015		177,388,425			74,608,725		(5,177,235)
Entity Information [Line Items]
Exercise of vested stock options	311				$ 6			305
Exercise of vested stock options (in shares)					466,300
Repurchase of stock (in shares)						(673,750)
Restricted stock vested	275				$ 79			196
Exercise of warrants	11							11
Exercise of warrants (in shares)					48,001
Stock-based compensation expense	20,505							20,505
Change in net unrealized loss on available for sale investments, at fair value	136								136
Net Loss	(118,741)									(118,741)	(27,184)		(27,184)
Issuance of common stock, for settlement of vested RSUs (in shares)					635,068
Distributions to Parent											(8,500)		(8,500)
Contributions by Parent											30,704	30,704
Balance at Dec. 31, 2016	(164,873)	$ 275,938			$ 212		$ (23,417)	123,988	(8)	(265,648)	31,325	30,704	621
Balance (in shares) at Dec. 31, 2016		177,388,425			75,084,344		(5,177,235)
Entity Information [Line Items]
Issuance of convertible preferred stock				$ 47,855
Issuance of convertible preferred stock (in shares)				37,249,497
Exercise of vested stock options	103				$ 6			97
Exercise of vested stock options (in shares)					606,284
Repurchase of stock (in shares)						(266,130)
Restricted stock vested	41				$ 10			31
Exercise of warrants	5							5
Exercise of warrants (in shares)		3			43,736
Stock-based compensation expense	12,532							12,532
Change in net unrealized loss on available for sale investments, at fair value	(65)								(65)
Net Loss	(115,158)									(115,158)	4,841		4,841
Distributions to Parent											(5,800)	(5,800)
Contributions by Parent											0
Balance at Dec. 31, 2017	$ (267,415)	$ 323,793			$ 228		$ (23,417)	$ 136,653	$ (73)	$ (380,806)	$ 30,366	$ 24,904	$ 5,462
Balance (in shares) at Dec. 31, 2017		214,637,925			75,468,234		(5,177,235)